FINANCIAL INSTRUMENTS - Narrative (Details) - Fair value - Level 1 € in Millions	Dec. 31, 2023 EUR (€)
Constellium SE Senior Notes Due 2024
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	100.00%
Senior notes issued	€ 624
Senior Unsecured Notes Issued February 2017 and due 2025
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	99.00%
Senior notes issued	€ 290
Constellium SE Senior Notes Due 2026
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	92.00%
Senior notes issued	€ 414
Constellium SE Senir Notes Due 2028
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	92.00%
Senior notes issued	€ 276